Mutual Investment of the Company and Telefonica in Each Other - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	May 14, 2012 CNY (¥) shares	Jan. 23, 2011 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 23, 2011 EUR (€) shares	Sep. 06, 2009 USD ($)
Disclosure of joint operations [Line Items]
Mutual investment amount through acquisition of each other's shares | $									$ 1,000
Purchase of ordinary shares in consideration from third parties | $		$ 500
Financial assets at fair value through other comprehensive income			¥ 3,903		¥ 4,286		$ 568
Increase (decrease) in fair value of financial assets through other comprehensive income, net of tax			(381)	$ (55)	(58)	¥ (530)
Telefonica [member]
Disclosure of joint operations [Line Items]
Telefonica ordinary shares held in treasury to be acquired | shares								21,827,499
Telefonica ordinary shares held in treasury to be acquired, value | €								€ 374,559,882.84
Ordinary shares received through scrip dividend | shares	1,646,269
Ordinary share value received through scrip dividend	¥ 146
Financial assets at fair value through other comprehensive income			3,698		4,070
Increase (decrease) in fair value of financial assets through other comprehensive income, net of tax			¥ 372		¥ (68)	¥ (531)